Other income (Tables)	12 Months Ended
Jun. 30, 2025
Other Income
Schedule of Other income

	2025	2025	2024
	US$	S$	S$

Government grant	59,003	75,046	19,600
Interest income	65,466	83,267	-
Service income	27,518	35,000	-
Rental income	123,469	157,040	-
Other income	591,124	751,850	385,688
Reversal of ECL	-	-	55,741
	866,580	1,102,203	461,029